UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 6/30/12

Item 1.  Reports to Stockholders.

The FX Strategy Fund

Semi-Annual Report

June 30, 2012

1-855-397-8728

www.fxstrategyfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The FX Strategy Fund.

Such offering is made only by prospectus, which includes details as to offering price and other material information.

THE FX STRATEGY FUND

PORTFOLIO REVIEW

June 30, 2012 (Unaudited)

The Fund’s performance figures+ for the period ending June 30, 2012, compared to its benchmarks:

	Six Months	Since Inception – Class I* [Annualized]	Since Inception – Class A**
The FX Strategy Fund Class I	1.98%	2.30%
The FX Strategy Fund Class A
Without sales charge	2.08%		12.66%
With sales charge	(3.82)%		6.17%
S&P 500***	9.49%	4.57%	10.33%

________________

* Class I commenced operations on February 25, 2011.

** Class A commenced operations on August 3, 2011.

***The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

+ Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.60% for Class I and 1.65% for Class A.  The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-855-397-8728.

Portfolio Composition as of June 30, 2012 (Unaudited)

Percent of
Net Assets
Private Investment Funds	40.93%
Mutual Funds	38.77%
Short-Term Investment	6.69%
Exchange Traded Fund	5.79%
Other Assets Less Liabilities	7.82%
Total	100.00%

THE FX STRATEGY FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Fair Value
	EXCHANGE TRADED FUND - 5.79%
22,329	PIMCO Enhanced Short Maturity Strategy Fund	$ 2,257,236
	(Cost - $2,247,909)

	MUTUAL FUNDS - 38.77%
643,580	Fidelity Conservative Income Bond Fund	6,448,669
516,120	Vanguard Short-Term Bond Index Fund - Signal	5,486,352
470,810	Vanguard Short-Term Bond Index Fund - Institutional	5,004,708
	TOTAL MUTUAL FUNDS	16,939,729
	(Cost - $16,905,623)

	PRIVATE INVESTMENT FUNDS - 40.93%
7,733	FX Strategy LLC *	8,912,359
6,873	P/E Funds Ltd.- Class F2: The Global Aggressive Fund *	8,970,541
	TOTAL PRIVATE INVESTMENT FUNDS	17,882,900
	(Cost - $17,334,484)

	SHORT-TERM INVESTMENT - 6.69%
	MONEY MARKET FUND - 6.69%
2,923,368	Dreyfus Cash Advantage Fund, 0.30% +	2,923,368
	(Cost - $2,923,368)

	TOTAL INVESTMENTS - 92.18%
	(Cost - $39,411,384) (a)	$ 40,003,233
	OTHER ASSETS LESS LIABILITIES - 7.82%	3,687,659
	NET ASSETS - 100.00%	$ 43,690,892

	______________

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 591,849
	Unrealized depreciation:	0
	Net unrealized appreciation:	$ 591,849

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day yield on June 30, 2012.
The accompanying notes are an integral part of these financial statements.
THE FX STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
		Unrealized
		Appreciation
Contracts		(Depreciation)
	PURCHASED FUTURES CONTRACTS
4	Japanese Yen Future September 2012	$ (2,100)
	(Underlying Face Amount at Value $626,750)
1	USD/CZK Future September 2012	(1,157)
	(Underlying Face Amount at Value $100,100)
	TOTAL OPEN PURCHASED FUTURES CONTRACTS	(3,257)

	WRITTEN FUTURES CONTRACTS
70	Australian Dollar Future September 2012	(142,855)
	(Underlying Face Amount at Value $7,118,300)
10	British Pound Future September 2012	(569)
	(Underlying Face Amount at Value $979,813)
3	Canadian Dollar Future September 2012	(1,470)
	(Underlying Face Amount at Value $294,480)
53	Euro Fx Future September 2012	(67,300)
	(Underlying Face Amount at Value $8,393,875)
1	USD/NOK Future September 2012	562
	(Underlying Face Amount at Value $100,400)
1	USD/SEK Future September 2012	1,956
	(Underlying Face Amount at Value $100,400)
	TOTAL OPEN WRITTEN FUTURES CONTRACTS	(209,676)

	TOTAL NET UNREALIZED DEPRECIATION FROM
	OPEN FUTURES CONTRACTS	$ (212,933)

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

Assets:
Investments in Securities at Market Value (identified cost $39,411,384)	$ 40,003,233
Deposit with Broker for Future Contracts	2,732,769
Cash	538,000
Receivable for Fund Shares Sold	614,955
Dividends and Interest Receivable	16,642
Prepaid Expenses and Other Assets	24,762
Total Assets	43,930,361

Liabilities:
Due to Broker - Variation Margin	212,933
Accrued Advisory Fees Payable	16,057
Fees Payable to Other Affiliates	2,593
Accrued Expenses and Other Liabilities	7,886
Total Liabilities	239,469

Net Assets	$ 43,690,892

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized: 2,558,929 shares
of beneficial interest outstanding)	$ 26,388,180

Net Asset Value, Offering and Redemption Price per Share
($26,388,180/2,558,929 sharesof beneficial interest outstanding)	$ 10.31

Class A Shares:
Net Assets (Unlimited shares of no par value interest authorized; 1,676,580 shares
of beneficial interest outstanding)	$ 17,302,712

Net Asset Value and Redemption Price per Share
($17,302,712/1,676,580 sharesof beneficial interest outstanding)	$ 10.32

Offering Price Per Share	$ 10.95
($10.32/0.9425)

Composition of Net Assets:

At June 30, 2012, Net Assets consisted of:
Paid-in-Capital	$ 42,214,239
Accumulated Net Investment Income	202,050
Accumulated Net Realized Gain From Security Transactions and Future Contracts	895,687
Net Unrealized Appreciation (Depreciation) on:
Investments	591,849
Future Contracts	(212,933)
Net Assets	$ 43,690,892

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividend Income	$ 96,764
Interest Income	2,559
Total Investment Income	99,323

Expenses:
Investment Advisory Fees	179,722
Distribution Fees (12b-1) - Class I	23,903
Administration Fees	17,972
Fund Accounting Fees	14,746
Registration & Filing Fees	9,917
Audit Fees	8,902
Legal Fees	4,959
Chief Compliance Officer Fees	6,695
Transfer Agent Fees	4,463
Custody Fees	3,968
Printing Expense	3,720
Trustees' Fees	2,728
Insurance Expense	1,240
Miscellaneous Expenses	992
Total Expenses	283,927
Less: Fees Waived by Adviser	(40,016)
Net Expenses	243,911

Net Investment Loss	(144,588)

Net Realized and Unrealized Loss on Investments:
Net Realized Gain on:
Investments	224,949
Futures Contracts	670,738
Total Net Realized Gain	895,687
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	83,983
Futures Contracts	(204,746)
Total Net Change in Unrealized Depreciation	(120,763)
Net Realized and Unrealized Gain on Investments	774,924

Net Increase in Net Assets Resulting From Operations	$ 630,336

The accompanying notes are an integral part of these financial statements.

THE FX STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2012

	For The Six Months	For The Period
	Ended	Ended
	June 30, 2012	12/31/2011*
	(Unaudited)
Operations:
Net Investment Loss	$ (144,588)	$ (129,668)
Net Realized Gain on Investments and Futures	895,687	454,713
Long-Term Distributions of Realized Gains from Underlying Investment Companies	-	21,593
Net Change in Unrealized Appreciation/ (Depreciation) on Investments and Futures Contracts	(120,763)	499,679
Net Increase in Net Assets
Resulting From Operations	630,336	846,317

From Shares of Beneficial Interest Transactions:
Class I Shares:
Proceeds from Shares Issued (1,082,707 and 1,700,124 shares, respectively)	11,375,483	16,621,851
Cost of Shares Redeemed (64,352 and 159,550 shares, respectively)	(658,354)	(1,600,399)
Total From Shares of Beneficial Interest Transactions	10,717,129	15,021,452

Class A Shares:
Proceeds from Shares Issued (856,052 and 1,833,684 shares, respectively)	8,796,563	18,250,136
Cost of Shares Redeemed (1,010,771 and 2,386 shares, respectively)	(10,547,088)	(23,953)
Total From Shares of Beneficial Interest Transactions	(1,750,525)	18,226,183

Total Increase in Net Assets From Shares of Beneficial Interest Transactions	8,966,604	33,247,635

Total Increase in Net Assets	9,596,940	34,093,952

Net Assets:
Beginning of Period	34,093,952	-
End of Period	$ 43,690,892	$ 34,093,952

Accumulated Net Investment Loss at End of Period	$ (144,588)	$ -

______
*The Fund commenced operations on February 25, 2011.

The accompanying notes are an integral part of these financial statements.

THE FX STRATEGY FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

	For the
	Six Months Ended		For the
	June 30, 2012		Period Ended
	(Unaudited)		December 31, 2011*
Class I
Net Asset Value, Beginning of Period	$ 10.11		$ 10.00
Increase From Operations:
Net investment loss (a)	(0.04)		(0.12)
Net gain from securities
(both realized and unrealized)	0.24		0.23
Total from operations	0.20		0.11

Net Asset Value, End of Period	$ 10.31		$ 10.11

Total Return (b)	1.98%		1.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 26,388		$ 15,580
Ratio to average net assets:
Expenses, Gross (d)	1.70%	(c)	2.49%	(c)
Expenses, Net of Reimburement (d)	1.41%	(c)	2.02%	(c)
Net investment loss, Net of Reimbursement (d) (e )	(0.85)%	(c)	(1.44)%	(c)
Portfolio turnover rate	20%		5%

__________
*Class I commenced operations on February 25, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.
(d) Does not include income and expenses of investment companies or private investments in which the Fund invests.
(e ) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

THE FX STRATEGY FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

	For the
	Six Months Ended		For the
	June 30, 2012		Period Ended
	(Unaudited)		December 31, 2011*
Class A
Net Asset Value, Beginning of Period	$ 10.11		$ 9.16
Increase From Operations:
Net investment loss (a)	(0.04)		(0.03)
Net gain from securities
(both realized and unrealized)	0.25		0.98
Total from operations	$ 0.21		0.95

Net Asset Value, End of Period	$ 10.32		$ 10.11

Total Return (b)	2.08%		10.37%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 17,303		$ 18,514
Ratio to average net assets:
Expenses, Gross (d)	1.45%	(c)	1.54%	(c)
Expenses, Net of Reimburement (d)	1.30%	(c)	1.28%	(c)
Net investment loss, Net of Reimbursement (d) (e)	(0.75)%	(c)	(0.65)%	(c)
Portfolio turnover rate	20%		5%

__________
*Class I commenced operations on August 3, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.
(d) Does not include income and expenses of investment companies or private investments in which the Fund invests.
(e ) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

THE FX STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2012 (Unaudited)

1.

ORGANIZATION

The FX Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to seek income and capital appreciation.  The Fund currently offers Class I and Class A shares.  Class I commenced operations on February 25, 2011.  Class A commenced operations on August 3, 2011.  Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund’s investments in private investment funds are presented at fair value as determined by the Advisor. The Fund’s private investment funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate.  In accordance with GAAP, as a practical expedient, the fair value of the Fund’s ownership in private investment funds is determined based on the Fund’s pro-rata interest in the net assets of each private investment fund. The private investment funds value their underlying investments at fair value in accordance with policies established by such private investment funds, as described in each of their financial statements and offering memorandums.  The Fund’s valuation method utilizes financial information supplied by each private investment fund and is net of management and incentive fees or allocations payable to the private investment fund’s manager pursuant to the private investment fund’s pertinent agreements.  These investments are classified as Level 2 investments as they can be redeemed daily at fair value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,

representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$ 2,257,236	-	-	$ 2,527,236
Mutual Funds	16,939,729	-	-	16,939,729
Private Investment Funds	-	17,882,900	-	17,882,900
Short-Term Investment	2,923,368	-	-	2,923,368
Total	$ 22,120,333	$ 17,882,900	$ -	$ 40,003,233
Liabilities	Level 1	Level 2	Level 3	Total
Derivative Instruments*	$ 212,933	-	-	$ 212,933
Total	$ 212,933	$ -	$ -	$ 212,933

                   *Derivative instruments include cumulative unrealized loss on futures contracts open at June 30, 2012.

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and

Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Futures – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  To manage foreign currency risk, the Fund may purchase or sell futures contracts.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  During the period ended June 30, 2012, the Fund had net realized gains of $670,738 and unrealized losses of $212,933 on futures contracts subject to foreign currency exchange risk.  Such amounts are disclosed on the Statement of Operations.  Futures contracts outstanding at year end are included in the Fund’s portfolio of investments.

The derivative instruments outstanding as of June 30, 2012 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended June 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $15,990,876 and $6,088,387, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Traub Capital Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the period ended June 30, 2012, the Fund incurred $179,722 of advisory fees.

The Advisor voluntarily waived 0.5% of its management fee for the period May 1, 2012 through June 30, 2012.  The total management fees voluntarily waived by the Advisor for the period ended June 30, 2012 amounted to $30,743.

Distributor- The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets for Class I and Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  For the period ended June 30, 2012, pursuant to the plan, Class I shares paid $23,903. The Advisor voluntarily waived all 12b-1 fees for the period May 1, 2012 through June 30, 2012. Total 12b-1 fees voluntarily waived by the Advisor for the period ended June 30, 2012 amounted to $9,273. No fees were paid for Class A shares as the Plan was inactive during the period.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares.   The Distributor is an affiliate of GFS. For the period ended June 30, 2012, the Distributor received $1,175 in underwriting commissions for sales of Class A shares, of which $165 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees- Effective April 1, 2012, with the approval of the Board, the Fund pays a pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Funds paid their pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Funds pay the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”)- GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Funds.

5.   TAX COMPONENTS OF CAPITAL

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Post	Capital	Unrealized	Total
Ordinary	Long-Term	October	Loss	Appreciation/	Accumulated
Income	Gains	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ 49,470	$ 290,300	$ -	$ -	$ 506,547	$ 846,317

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the mark-to-market on open Section 1256 contracts and partnership adjustments.

Permanent book and tax differences primarily attributable to net operating losses resulted in reclassification for the period ended December 31, 2011 as follows: a decrease in accumulated net investment loss of $129,668 and a decrease in accumulated net realized gain from security transactions of $129,668.

6.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

THE FX STRATEGY FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees, shareholder service fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Expenses Paid During the Period* (1/1/12 to 6/30/12)
Actual
Class I	$1,000.00	$1,011.00	$ 6.99
Class A	$1,000.00	$1,103.71	$ 6.75
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,017.77	$ 7.02
Class A	$1,000.00	$1,018.31	$ 6.48

*    Expenses Paid During Period- Hypothetical are equal to the Fund’s annualized expense ratio of 1.41% for Class I and 1.30% for Class A, multiplied by the average account value over the period, multiplied by 182 days and divided by 366 (to reflect the number of days in the six-month period ended June 30, 2012).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-397-8728 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-397-8728.

INVESTMENT ADVISOR

Traub Capital Management, LLC

97 Chapel Street-2nd Floor

Needham, MA 02492

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

       Andrew B. Rogers, President

Date

9/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

        Andrew B. Rogers, President

Date

9/10/12

By (Signature and Title)

/s/ Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

9/10/12